Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Beginning balance	$ 1,244,662	$ 3,219,772
Reduction	(209,992)	(1,676,528)
Foreign currency translation adjustments	5,764	(298,582)
Ending balance	$ 1,040,434	$ 1,244,662